                          Montgomery Variable Series:
                             Emerging Markets Fund

                                 ANNUAL REPORT
                               December 31, 1996


                                    [LOGO]

                             THE MONTGOMERY FUNDS
                                Invest wisely.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights
December 31, 1996

Investment Review
Q. How did the Variable Series: Emerging Markets Fund perform relative to its benchmark?

A. Since its inception on February 2, 1996, the Fund outperformed the IFC Global Composite Index by a wide margin.

Q.   What markets and holdings performed especially well during the period?

A. Since the Fund's inception, we have maintained a heavy exposure to Brazil, a move that paid off handsomely because that market was one of the strongest in the world during 1996.

     We also have a strong weighting in Hong Kong. We were rewarded when that market rallied strongly late in the year in response to growing enthusiasm about the colony's impending reunification with China, recovering property prices and attractive stock valuations. Another positive move during the period was our decision to scale back on the Fund's exposure to Mexico.

Q.   What markets and holdings were disappointing?

A. Our exposure to Thailand and South Korea continued to hurt the Fund throughout the second half of 1996. One of the factors that drew us to Thailand in 1996 was that real interest rates there seemed high in comparison to those in other Southeast Asian countries, leading us to believe that Thailand's central bank might bring rates down. Unfortunately, this did not happen. The country also had to grapple with political uncertainties and worries surrounding the stability of the banking system. These factors drove that market down sharply during the second half of 1996.

     In South Korea, as in Thailand, a combination of factors drove the market down. The weakness of the Japanese yen, for example, has been a problem for South Korean exporters, because many of them compete directly with Japanese firms in overseas markets. (A weaker yen makes the price of Japanese exports more attractive.) Threats of a pending nation-wide labor strike late in 1996 further clouded the horizon.

Q.    How are you positioning the Fund for the year ahead?

A. As always, we will keep the Fund diversified across roughly 30 markets and about 150 individual holdings. We believe that the stage has been set for a rally in the emerging markets across all regions in 1997. Beginning with Asia, we believe that 1997 will present some unique opportunities. The reunification of Hong Kong and China will redirect world attention, we think, to the opportunities the 1.2 billion people in China can present, given the human and financial capital that Hong Kong will bring to the table.

PORTFOLIO MANAGEMENT
----------------------------------------------------------------
Josephine Jimenez................. Senior Portfolio Manager

Bryan Sudwecks.................... Senior Portfolio Manager

Angeline Ee............................   Portfolio Manager

Frank Chiang...........................   Portfolio Manager
----------------------------------------------------------------

FUND PERFORMANCE
----------------------------------------------------------------
           Aggregate total returns for the period
                     ended 12/31/96
----------------------------------------------------------------
                MONTGOMERY VARIABLE SERIES:
                   EMERGING MARKETS FUND

Since inception (2/2/96)................................ 6.79%

                     IFC GLOBAL COMPOSITE INDEX

Since (1/31/96)......................................... 2.53%
----------------------------------------------------------------

Past performance is not grarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost
----------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
   Montgomery Variable Series Emerging Markets Fund
   IFC Global Composite Fund Index

               COMPARISON OF FIVE-YEAR CUMULATIVE TOTAL RETURN
           AMONG MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUNDS
                        IFC GLOBAL COMPOSITE FUND INDEX

                        PERFORMANCE GRAPH APPEARS HERE

Measurement Period           MONTGOMERY VARIABLE SERIES: IFC GLOBAL
(Fiscal Year Covered)        EMERGING MARKETS FUND       COMPOSITE
-------------------          --------------------------   ----------
Measurement Pt-  1/96        $10,000                     $10,000
FYE   2/96                   $ 9,720                     $ 9,937
FYE   3/96                   $10,100                     $10,088
FYE   4/96                   $10,330                     $10,841
FYE   5/96                   $10,580                     $10,630
FYE   6/96                   $10,560                     $10,780
FYE   7/96                   $10,050                     $10,113
FYE   8/96                   $10,500                     $10,338
FYE   9/96                   $10,510                     $10,431
FYE  10/96                   $10,310                     $10,190
FYE  11/96                   $10,470                     $10,373
FYE  12/96                   $10,679                     $10,253

*The IFC Global Composite Index is comprised of more than 1,200 individual stocks from 25 developing countries in Asia, Latin
America, Middle East, Africa and Europe.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights
December 31, 1996

     In Latin America, we expect 1997 to be the year when Brazil will deliver the "big ticket" reforms the world has been waiting for. Should these reforms go through as planned, we also expect real interest rates to fall from their current level of 15%. That, in turn, should stimulate further growth in the economy and the stock market.

     In Europe, stronger economic growth in the region (led by Germany) augers well for the emerging economies there. In the Middle East, Israel's recent decision to withdraw from the Hebron in cause for some optimism about the peace process.

Q.   Why should an investor consider the Montgomery Variable Series:
     Emerging Markets Fund?

A. The emerging market economies continue to grow at a rate of nearly 6% a year. Inflation and real interest rates in many of these nations are also headed downward, and we expect companies in them to post average real earnings growth of 20 to 25%. We are convinced that 1997 could prove to be the year of the emerging markets bull run, and we believe that excellent long-term opportunities are opening up for investors who have the wherewithal to wait out the inevitable ups and downs of these markets.

                              Top Five Countries
                     (as a percentage of total net assets)

         ---------------------------------------------------------
           Brazil........................................  15.1%
           Malaysia......................................  12.6
           China/Hong Kong...............................   7.8
           South Africa..................................   6.5
           Portugal......................................   5.2
         ---------------------------------------------------------

                               Top Ten Holdings
                     (as a percentage of total net assets)

         ---------------------------------------------------------
           Uniao de Bancos Brasileiros...................   2.7%
           Telebras, ADR.................................   2.7
           Banco Bradesco................................   2.5
           Sonae Investmentos............................   2.4
           Lonrho........................................   2.3
           IOI Corporation Oxygen, Inc...................   2.1
           IJM Corporation Berhad........................   2.0
           Telefonos de Venezuela, ADR...................   1.9
           Capital Portugal Fund.........................   1.8
           Compania de Telefonos de Chile, ADR...........   1.8
         ---------------------------------------------------------

               Montgomery Variable Series: Emerging Markets Fund
________________________________________________________________________________
Portfolio Investments
December 31, 1996

Common Stocks--78.7%
    Shares                                                                Value (Note 1)
               Argentina--4.5%
     150,300   Astra Cia Argentina de Petroleo (Oil)                       $  287,126
      11,524   Banco Frances del Rio de La Plata, ADR (Banks)                 316,910
      48,000   Cresud S.A.+ (Real Estate)                                      84,976
      16,200   Inversiones y Representaciones (Real Estate)                    52,012
      42,500   Siderar S.A. (Steel)                                           122,423
      13,600   Telefonica de Argentina, Sponsored ADR
                (Telephone/Networks)                                          351,900
                                                                           ----------
                                                                            1,215,347
                                                                           ----------
               Brazil--6.2%
      11,900   Cemig, ADS (Electric Utilities)                                404,243
         580   Centrais Electrobas Sta Cat, GDS+*** (Electric Utilities)       54,123
       7,200   Multicanal, ADR+ (Cable Television)                             92,250
       9,600   Telebras, ADR (Telephone/Networks)                             734,400
   3,670,000   Telec Brasileiras-Telebras ON (Telephone/Networks)             263,127
      12,000   Usiminas, ADR*** (Steel)                                       122,700
                                                                           ----------
                                                                            1,670,843
                                                                           ----------
               Chile--2.0%
       4,760   Compania de Telefonos de Chile, ADR
                (Telecommunications/Wireless)                                 481,355
       1,000   Sociedad Quimica y Minera de Chile (Chemicals)                  54,125
                                                                           ----------
                                                                              535,480
                                                                           ----------
               China/Hong Kong--7.8%
      21,000   Cheung Kong Holdings (Real Estate)                             186,664
      24,000   China Light and Power Company (Electric Utilities)             106,742
      34,000   China Resources Enterprises Ltd. (Holding)                      76,488
     111,000   Concord Land Development Company Ltd.+ (Real Estate)            48,077
      32,000   Guoco Group, Ltd., ORD (Diversified Financial Services)        179,145
       8,000   Henderson Land Development Company (Real Estate)                80,677
      12,200   HSBC Holdings (Banks)                                          261,051
      41,000   Hutchison Whampoa Ltd. (Conglomerates)                         322,031
      48,000   New World Development Company Ltd. (Holding)                   324,261
      20,000   Shanghai Industrial Holdings Ltd.+ (Conglomerates)              72,920
      44,000   Shangri-La Asia (Lodging)                                       65,137
      15,000   Sun Hung Kai Properties Ltd. (Real Estate)                     183,755
      10,000   Swire Pacific Company, Ltd., Class A (Holding)                  95,352
      38,000   Wheelock and Company, Ltd. (Holding)                           108,333
                                                                           ----------
                                                                            2,110,633
                                                                           ----------
               Czech Republic--2.5%
       3,050   SPT Telecom A.S.+ (Telephone/Networks)                         379,708
      33,800   The Czech Value Fund+ (Mutual Funds)                           287,300
                                                                           ----------
                                                                              667,008
                                                                           ----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1996

Common Stocks (continued)
    Shares                                                                               Value (Note 1)
               Egypt--0.3%
       4,000   Tora Cement+ (Cement)                                                       $ 80,757
                                                                                           --------
               Greece--0.2%
      15,000   Aegek (Heavy Construction)                                                    55,328
                                                                                           --------
               Hungary--0.3%
       3,000   Borsodchem, GDR*** (Chemicals)                                                75,450
                                                                                           --------
               India--2.1%
       3,300   Bajaj Auto, Ltd., GDR*** (Auto/Auto Parts)                                   109,939
       3,700   Bajaj Auto, Ltd., GDS (Auto/Auto Parts)                                      123,266
      10,000   Gujarat Ambuja Cement Ltd., GDR*** (Cement)                                   86,000
       5,800   Indian Petrochemicals Corporation Ltd., GDR*** (Chemicals)                    66,990
      16,700   Tata Engineering and Locomotive Company, Ltd., GDR*** (Auto/Auto Parts)      178,523
                                                                                           --------
                                                                                            564,718
                                                                                           --------
               Indonesia--3.3%
      66,000   Ciputra Development (F)** (Auto/Auto Parts)                                   68,459
      16,000   Hanjaya Mandala Sampoerna (F)** (Tobacco)                                     85,351
      90,000   Semen Gresik (F) (Building Materials)                                        289,585
       1,900   Tambang Timah, GDR (Euro) (Metals and Mining)                                 34,152
      17,600   Tambang Timah, GDR*** (Metals and Mining)                                    316,360
       2,700   Telekomunikas Indonesia, ADR (Telephone/Regional - Local)                     93,150
                                                                                           --------
                                                                                            887,057
                                                                                           --------
               Israel--0.7%
       4,000   Teva Pharmaceuticals, ADR (Pharmacy/Drugs)                                   200,250
                                                                                           --------
               Korea--2.9%
      18,700   Korea Electric Power Corporation, ADR (Electric Utilities)                   383,350
       2,060   Korea Mobile Telecommunications, ADR (Telephone/Wireless)                     26,523
       1,854   Korea Mobile Telecommunications, ADS (Telephone/Wireless)                     23,870
      14,000   Pohang Iron and Steel Company, Ltd., ADS (Steel)                             283,500
       2,100   Samsung Electronics, Ltd., GDS*** (Electronics)                               38,745
       1,600   Samsung Electronics, Ltd., GDS, Non-voting*** (Electronics)                   29,520
                                                                                           --------
                                                                                            785,508
                                                                                           --------
               Malaysia--12.5%
      41,000   Arab Malaysian Corporation (Diversified Financial Services)                  204,554
      15,000   Development and Commercial Bank Holdings Corporation (Banks)                  51,376
      14,000   Genting Berhad (Leisure Time)                                                 96,456
      67,000   Guinness Anchor Berhad (Food and Beverage)                                   164,482
      16,000   Hong Leong Bank Berhad** (Banks)                                              55,751
     228,000   IJM Corporation Berhad (Heavy Construction)                                  537,161
      29,000   Innovest Berhad+ (Real Estate)                                               103,346
     373,000   IOI Corporation Oxygen, Inc. (Chemicals)                                     573,051
      23,000   Leader Universal Holdings Berhad (Telecommunications Equipment)               48,268

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1996

Common Stocks (continued)
    Shares                                                                               Value (Note 1)
               Malaysia (continued)
      37,000   Lingkaran Trans Kota Holdings Berhad+ (Real Estate)                        $   76,183
      10,000   Metacorp Berhad (Chemicals)                                                    25,539
      29,000   New Straits Times** (Newspaper/Publishing)                                    167,650
      36,000   Oriental Holdings Berhad (Auto/Auto Parts)                                    245,179
     169,000   Public Bank Berhad (F)** (Banks)                                              358,008
      29,000   Resorts World Berhad (Leisure Time)                                           132,053
      28,000   Tanjong PLC (Leisure Time)                                                    111,978
      15,000   Telekom Malaysia Berhad** (Telecommunications/Other)                          133,637
      31,000   United Engineers Berhad (Heavy Construction)                                  279,865
                                                                                          ----------
                                                                                           3,364,537
                                                                                          ----------
               Mexico--2.3%
      14,400   Bufete Industrial S.A.+ (Heavy Construction)                                  306,000
      16,000   Cementos Mexicanos S.A. CPO (Building Materials)                               57,317
      14,000   Grupo Modelo S.A. de C.V., Series C (Food and Beverage)                        81,275
      49,000   Industrias Penoles CPO (Metals and Mining)                                    173,666
                                                                                          ----------
                                                                                             618,258
                                                                                          ----------
               Morocco--0.2%
       3,500   Banque Marocaine du Commerce Exterieur, GDR+*** (Banks)                        54,679
                                                                                          ----------
               Peru--0.6%
       4,092   Credicorp, Ltd. (Banks)                                                        75,702
       5,600   Minas Buenaventura, ADR (Metals and Mining)                                    40,743
                                                                                          ----------
       2,200   Telefonica del Peru S.A., ADR, Series B (Telephone/Networks)                   41,525
                                                                                          ----------
                                                                                             157,970
                                                                                          ----------
               Philippines--2.9%
     581,100   Aboitiz Equity Ventures (Conglomerates)                                        58,552
       6,300   Manila Electric Company, Class B (Electric Utilities)                          51,502
     766,000   Metro Pacific Inc., Class B (Conglomerates)                                   189,316
     100,000   Music Semiconductors Corporation+ (Semiconductor)                              49,430
     189,000   PCI Leasing and Financing, Inc.+** (Diversified Financial Services)            49,945
       2,800   Philippine Long Distance Telephone, (Telephone/Long Distance)                 153,840
       2,700   Philippine Long Distance Telephone, ADR (Telephone/Long Distance)             137,700
     514,000   Republic Glass (Glass)                                                         99,673
                                                                                          ----------
                                                                                             789,958
                                                                                          ----------
               Portugal--5.2%
       4,600   Banco Totta E Acores, SA (Banks)                                               86,749
       4,200   Capital Portugal Fund+ (Mutual Funds)                                         484,876
      17,000   Portucel Industries Empresa (Pulp and Paper)                                   98,678
      20,300   Sonae InvestImentos (Conglomerates)                                           642,844
       1,500   Telecel-Comunicacaoes Pessoai, SA+ (Telecommunications/Wireless)               95,776
                                                                                          ----------
                                                                                           1,408,923
                                                                                          ----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1996

Common Stocks (continued)
    Shares                                                                               Value (Note 1)
               Russia--3.2%
       2,300   AO Mosenergo, ADS*** (Electric Utilities)                                  $   70,926
           9   Irkutskenegro, RDC+*** (Oilfield Equipment)                                   251,100
       3,300   LukOil Company, ADR (Oil)                                                     153,862
       1,200   Tatneft, ADS+ (Oil)                                                            55,500
       6,950   Tatneft, Sponsored ADR***+ (Oil)                                              333,600
                                                                                          ----------
                                                                                             864,988
                                                                                          ----------
               Singapore--1.7%
     363,000   CDL Hotels International, Ltd. (Real Estate)                                  207,677
      27,000   Far East Levingston (Heavy Construction)                                      140,856
      13,000   Keppel Corporation, ORD (Shipping)                                            101,265
                                                                                          ----------
                                                                                             449,798
                                                                                          ----------
               Slovakia--0.1%
       1,200   VUB Kupon Fund+ (Mutual Funds)                                                 22,508
                                                                                          ----------
               South Africa--6.5%
       4,800   Anglo American Gold Investment Company (Metals and Mining)                    365,502
      36,300   Barlow, Ltd. (Building Materials)                                             321,994
     290,256   Lonrho (Conglomerates)                                                        616,682
      38,600   Sasol, Ltd. (Metals and Mining)                                               457,903
                                                                                          ----------
                                                                                           1,762,081
                                                                                          ----------

               Taiwan--3.6%
     192,000   Bank Sinopac** (Banks)                                                        208,058
      28,000   Cathay Life Insurance** (Insurance)                                           178,182
      56,000   China Development Corporation** (Diversified Financial Services)              171,054
      73,000   China Steel Corporation** (Steel)                                              68,487
     111,000   Pacific Construction** (Heavy Construction)                                    94,855
      54,000   Taiwan Semiconductor Company** (Semiconductor)                                110,945
      12,200   Yageo Corporation, GDR+*** (Electronics)                                      122,031
                                                                                          ----------
                                                                                             953,612
                                                                                          ----------

               Thailand--3.9%
       6,200   Ban Pu Coal Public Company, Ltd. (F) (Coal)                                   115,074
      48,000   Bangkok Bank Public Company, Ltd., Series 2 (F) (Banks)                       357,600
      26,000   Electricity Generation Power Company (F) (Electric Utilities)                  70,966
      76,000   IFCT Finance and Securities Plc (F) (Securities Brokerage)                    205,958
      10,000   PTT Exploration and Production Public Company, Ltd. (F) (Oil)                 144,272
       1,300   Siam Cement Public Company, Ltd., Local Series 2 (Building Materials)          40,963
       3,800   Siam Cement Public Company, Ltd. (F) (Building Materials)                     119,722
                                                                                          ----------
                                                                                           1,054,555
                                                                                          ----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1996

Common Stocks--(continued)
    Shares                                                                               Value (Note 1)
               Turkey--1.3%
  1,088,333    Koc Holdings (Holding)                                                     $   190,672
    882,000    Trakya Cam Sanayil (Glass)                                                      44,730
  1,083,000    Turk Sise ve Cam (Glass)                                                       114,841
                                                                                          -----------
                                                                                              350,243
                                                                                          -----------

               Venezuela--1.9%
     18,100    Telefonos de Venezuela, ADR+ (Telephone/Networks)                              509,063
                                                                                          -----------

               Total Common Stocks (Cost $20,684,538)                                      21,209,552
                                                                                          -----------
Preferred Stocks--8.9%

               Brazil--8.9%
 92,940,000    Banco Bradesco (Banks)                                                         673,504
  5,200,000    CESP-Cia Ener Sao Paulo (Electric Utilities)                                   202,725
    396,000    Electropaulo, "B" (Electric Utilities)                                          58,499
 15,500,000    Lojas Americanas (Retail Trade)                                                204,360
    800,000    Petroleo Brasileiro (Oil)                                                      127,418
 22,570,000    Uniao de Bancos Brasileiros (Banks)                                            736,332
394,600,000    Usiminas (Steel)                                                               402,537
                                                                                          -----------
               Total Preferred Stocks (Cost $2,313,255)                                     2,405,375
                                                                                          -----------
Convertible Bonds--1.8%
Principal Amount

               Mexico--1.2%
   $300,000    Alfa S.A. de C.V.,
               8.000% due 09/15/00*** (Steel)                                                 331,125
                                                                                          -----------
               Thailand--0.6%
    150,000    Central Pattana Public Company, Ltd.,
               2.750% due 04/10/01 (Real Estate)                                              156,938
                                                                                          -----------
               Total Convertible Bonds
               (Cost $485,902)                                                                488,063
                                                                                          -----------
Warrants--0.1%
(Cost $28,571)
        Shares

               Malaysia--0.1%
     24,000    Development and Commercial Bank Holdings Corporation, Warrants,
               Expire 12/27/99+ (Banks)                                                        36,112
                                                                                          -----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
December 31, 1996

Rights - 0.0%#
(Cost $0)
        Shares                                                                                Value (Note 1)
             Argentina--0.0%#
    150,300  Astra Cia Argentina de Petroleo, Rights,
             Expire 01/10/97+ (Oil)                                                             $         0
                                                                                                ___________
             Total Securities (Cost $23,512,266)                                                 24,139,102
                                                                                                ___________
Repurchase Agreements--13.3%
Principal Amount

 $1,789,000  Agreement with Bear Stearns Companies Inc. Tri-Party, 7.500% dated
             12/31/96, to be repurchased at $1,789,745, on 01/02/97,
             collateralized by $1,838,660 market value of U.S. Government
             securities, having various maturities and various interest rates                     1,789,000

  1,789,000  Agreement with Chase Manhattan Corporation Tri-Party, 7.500%
             dated 12/31/96, to be repurchased at $1,789,745, on 01/02/97, collateralized by $1,824,832 market value of U.S. Government
             securities, having various maturities and various interest rates                     1,789,000
                                                                                                ___________

             Total Repurchase Agreements (Cost $3,578,000)                                        3,578,000
                                                                                                ___________

Total Investments (Cost $27,090,266*)                                          102.8%            27,717,102
Other Assets and Liabilities (Net)                                              (2.8)              (751,359)
                                                                               _____            ___________
Net Assets                                                                     100.0%           $26,965,743
                                                                               =====            ===========

_____________________________________

*    Aggregate cost for Federal tax purposes is $27,149,843.
**   Illiquid Security or Special Situation Security ( See Note 6 to
     Statements).
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#    Amount represents less than 0.1%.
+    Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.


Abbreviations:
ADR     American Depositary Receipt
ADS     American Depositary Share
(F)     Foreign or alien share.
GDR     Global Depositary Receipt
GDS     Global Depositary Share
ORD     Ordinary
RDC     Russian Depositary Certificate

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Statement of Assets and Liabilities
December 31, 1996

Assets:

Investments in securities, at value (Identified cost $27,090,266) (Note 1)
        Securities................................................................                  $24,139,102
        Repurchase agreements.....................................................                    3,578,000
                                                                                                    -----------
Total investments.................................................................                   27,717,102
Cash..............................................................................                      100,461
Foreign currency (Cost $502,449)..................................................                      502,644
Forward foreign currency exchange contracts:
        Forward foreign currency exchange contracts to buy, at value
        (Contract cost $961,133) (Note 3).........................................                      962,903
Receivables:
        Shares of beneficial interest sold........................................                      261,771
        Dividends.................................................................                       28,071
        Interest..................................................................                       10,869
Other Assets:
        Organization costs (Note 1)...............................................                       50,776
                                                                                                    -----------
Total Assets......................................................................                   29,634,597

Liabilities:
Forward foreign currency exchange contracts:
        Payable for forward foreign currency exchange contracts
        to buy (Note 3)...........................................................   $  961,133
Payables:
        Investment securities purchased...........................................    1,602,655
        Organization cost.........................................................       61,485
        Management fee............................................................       23,906
        Custodian fees............................................................       10,263
        Trustees' fees and expenses...............................................        1,000
        Shares of beneficial interest redeemed....................................          782
        Other accrued liabilities and expenses....................................        7,630
                                                                                     ----------
Total Liabilities.................................................................                    2,668,854
                                                                                                    -----------
Net Assets........................................................................                  $26,965,743
Net Assets consist of:
Accumulated net investment loss...................................................                  $   (15,221)
Accumulated net realized loss on securities sold, forward foreign
 currency exchange contracts and foreign currency transactions....................                     (101,401)
Net unrealized appreciation of investments, forward foreign currency
 exchange contracts, foreign currency transactions and other net assets...........                      626,197
Shares of beneficial interest.....................................................                       25,320
Additional paid-in capital........................................................                   26,430,848
                                                                                                    -----------
Net Assets........................................................................                  $26,965,743
                                                                                                    ===========

Net Asset Value, offering and redemption price per share
 ($26,965,743 - 2,531,992 shares of beneficial interest outstanding)..............                  $     10.65
                                                                                                    ===========

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Statement of Operations
For the Period Ended December 31, 1996*

Net Investment Income:

Dividends (Net of foreign withholding taxes of $5,564)............................                  $ 101,935
Interest..........................................................................                     89,692
                                                                                                     --------
Total Investment Income...........................................................                    191,627
                                                                                                     --------
Expenses:
Management fee (Note 2)...........................................................   $105,768
Legal and audit fees..............................................................     36,031
Custodian fees....................................................................     31,516
Amortization of organization expenses (Note 1)....................................     11,384
Trustees' fees and expenses (Note 2)..............................................      9,295
Other.............................................................................     15,341
Total Expenses....................................................................                    209,335
Fees deferred by Manager (Note 2).................................................                    (86,264)
                                                                                                     --------
Net Expenses......................................................................                    123,071
                                                                                                     --------
Net Investment Income.............................................................                     68,556
                                                                                                     --------
Net Realized and Unrealized Gain/(Loss) on Investments
(Notes 1 and 3)

Net realized gain/(loss) on:
     Security transactions........................................................                   (101,401)
     Forward foreign currency exchange contracts..................................                    (28,943)
     Foreign currency transactions................................................                     11,084
                                                                                                     --------
Net realized loss on investments during the period................................                   (119,260)
                                                                                                     --------
Change in unrealized appreciation/(depreciation) of:
     Securities...................................................................                    626,836
     Forward foreign currency exchange contracts..................................                      1,770
     Foreign currency transactions and net other assets...........................                     (2,409)
Net unrealized appreciation of investments
     during the period............................................................                    626,197
                                                                                                     --------
Net Realized and Unrealized Gain on Investments...................................                    506,937
                                                                                                     --------
Net Increase in Net Assets Resulting from Operations..............................                  $ 575,493

------------------
* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Emerging Markets Fund
Statement of Changes in Net Assets
For the Period Ended December 31, 1996*

Net Increase/(Decrease) in Net Assets Resulting from Operations:
Net investment income............................................................... $    68,556
Net realized loss on securities, forward foreign currency
 exchange contracts and foreign currency transactions during the period.............    (119,260)
Net unrealized appreciation of securities, forward foreign currency exchange contracts, foreign currency transactions and net other
 assets during the period...........................................................     626,197
                                                                                     -----------
Net increase in net assets resulting from operations................................     575,493
Distributions to Shareholders:
Distributions from net investment income............................................     (65,918)
Beneficial Interest Transactions:
Net increase from beneficial interest transactions (Note 4).........................  25,956,168
                                                                                     -----------
Net increase in net assets..........................................................  26,465,743

Net Assets:
Beginning of period.................................................................     500,000
                                                                                     -----------
End of period....................................................................... $26,965,743
                                                                                     ===========
Accumulated net investment loss..................................................... $   (15,221)
                                                                                     ===========
Financial Highlights
Selected Per Share Data for the Period Ended:
                                                                                        12/31/96*
Net asset value - beginning of period............................................... $     10.00
                                                                                     -----------
Net investment income...............................................................        0.03
Net realized and unrealized gain on investments.....................................        0.65
                                                                                     -----------
Net increase in net assets resulting from investment operations.....................        0.68
Distributions to shareholders:
    Distributions from net investment income........................................       (0.03)
                                                                                     -----------
Net asset value - end of period..................................................... $     10.65
                                                                                     ===========
Total return **.....................................................................        6.79%
                                                                                     ===========
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)................................................ $    26,966
Ratio of net investment income to average net assets................................        0.81%+
Ratio of operating expenses to average net assets...................................        1.45%+
Portfolio turnover rate.............................................................          43%
Average commission rate paid (a).................................................... $    0.0002
Net investment loss before deferral of fees and absorption
 of expenses by Manager............................................................. $     (0.01)
Operating expense ratio before deferral of fees and absorption
 of expenses by Manager.............................................................        2.47%+

______________________

* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
**   Total return represents aggregate total return for the period indicated.
+    Annualized.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

  The accompanying notes are an integral part of these financial statements.

The Montgomery Funds III
Notes to Financial Statements

1.   Significant Accounting Policies:

     The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of December 31, 1996, the Trust had three series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series:
     International Small Cap Fund.

     The Trust was organized as a Delaware business trust on August 24, 1994. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public).

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The Montgomery Variable Series: Growth Fund and the Montgomery Variable Series:
     International Small Cap Fund are presented under separate covers.

     The following is a summary of significant accounting policies.

     a.   Portfolio Valuation

          The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

          Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

     b.   Dividends and Distributions

          Dividends, if any, from net investment income of the Fund are declared and paid at least annually.

          Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

          Permanent differences incurred during the year ended December 31, 1996, resulting from differences in book and tax accounting have been reclassified at year end to reflect a decrease to undistributed net investment income of $17,859 and an increase to accumulated realized loss of $17,859.

     c.   Forward Foreign Currency Exchange Contracts

          The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

          When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Montgomery Funds III
Notes to Financial Statements
(continued)

     d.   Foreign Currency

          Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities, transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

     e.   Repurchase Agreements

          The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities, while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

     f.   Securities Transactions and Investment Income

          Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions is recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

     g.   Federal Income Taxes

          It is the intention of the Fund to qualify and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all Federal income taxes.


     h.   Organization Costs

          Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

2.   Management Fees and Other Transactions with Affiliates:

     a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc. The sole limited partner of the Manager is Montgomery Securities. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

          Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio

The Montgomery Funds III
Notes to Financial Statements
(continued)

          transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                    First $250 Million      Over $250 Million
                    __________________      _________________
                          1.25%                   1.00%

          The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.75% of the average daily net assets of the Fund or the maximum allowed by applicable state expense limitations for the Fund.

          Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery.

          For the period ended December 31, 1996, the Manager has deferred fees of $86,264.

          As of December 31, 1996, the deferred management fees subject to recoupment are $86,264.

     b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or Montgomery Securities, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

     c. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees.

3.   Securities Transactions:

     a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 1996, were $27,059,237 and $3,456,120, respectively.

     b. At December 31, 1996, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $1,532,059 and $964,800, respectively.

     c. The schedule of forward foreign currency exchange contracts at December 31, 1996 was as follows:

     Forward Foreign Currency Exchange Contracts to Buy:             Contract Value Date      Value (Note 1)
             413,581     Brazilian Real                               01/02/97                 $398,019
           1,276,582     Hong Kong Dollar                             01/03/97                  165,051
          45,413,241     Portuguese Escudo                            01/03/97                  292,890
             500,849     South African Commercial Rand                01/07/97                  106,943
                                                                                               --------
                         Total Forward Foreign Currency Exchange
                         Contracts to Buy (Contract Cost $961,133)                             $962,903

     d.   Under an unsecured Revolving Credit Agreement with Deutsche Bank (New
          York), the Montgomery Variable Series: Emerging Markets Fund, along with other funds of Montgomery Funds I, Montgomery Funds II,and Montgomery Funds III, may for one year starting August 6, 1996, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. For the period ended December 31, 1996, there were no borrowings under this agreement.

The Montgomery Funds III
Notes to Financial Statements
(continued)

4.   Transactions in Shares of Beneficial Interest:

     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the period indicated below were:

                                                    Period Ended
                                                 December 31, 1996*
                                               Shares           Amount
               Shares Sold                    2,724,011      $28,483,626
               Issued as Reinvestment
                of Dividends                      6,363           65,918
               Shares Redeemed                 (248,382)      (2,593,376)
                                              ---------      -----------
               Net Increase                   2,481,992      $25,956,168
                                              =========      ===========

* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.

5.   Foreign Securities:

     The Fund purchases securities in emerging market countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-evaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

 6.  Special Situation Securities:

     The Fund may not invest more than 15% of its net assets in illiquid securities. The securities shown in the table below have been determined by the Manager to be illiquid because they are restricted or because there is an exceptionally low trading volume in the primary trading market for these securities at December 31, 1996. These securities are valued at market price:

                                                                     12/31/96
                                       Acquisition                     Market        Value                         % of Total
            Security                      Date        Shares            Value       Per Share       Cost           Net Assets
    Bank Sinopac                        07/17/96      192,000         $208,058       $ 1.08        $179,949          0.77%
    Cathay Life Insurance               09/12/96       28,000          178,182         6.36         177,506          0.66
    China Development Corporation       09/12/96       56,000          171,054         3.05         154,621          0.63
    China Steel Corporation             09/12/96       73,000           68,487         0.94          70,710          0.25
    Pacific Construction                09/12/96      111,000           94,855         0.85         106,648          0.35
    PCI Leasing and Financing, Inc.     12/26/96      189,000           49,945         0.26          50,916          0.19
    Taiwan Semiconductor Company        07/17/96       54,000          110,945         2.05          98,957          0.41
                                                                      --------                                       ----
                                                                      $881,526                                      3.26%
                                                                      ========                                      ====

     The following securities held by the Fund on December 31, 1996, are generally unrestricted securities for which reliable market prices can be established. These securities are valued at their market prices. However, because the process of re-registering foreign securities in the Fund's name can take more than seven days, the following shares of each of these securities were deemed temporarily restricted or illiquid in the hands of the Fund at December 31, 1996. The Fund bears the cost of re-registering these securities:

The Montgomery Funds III
Notes to Financial Statements
(continued)

                                                                     12/31/96
                                       Acquisition                    Market         Value                        % of Total
        Security                         Date         Shares           Value        Per Share         Cost        Net Assets
    Ciputra Development (F)             10/16/96      22,000          $  22,820      $ 1.04        $ 59,084         0.08%
    Hanjaya Mandala Sampoerna (F)       07/11/96       3,700             19,737        5.33          89,211         0.07
    Hong Leong Bank Berhad              11/15/96      16,000             55,751        3.48          53,358         0.21
    New Straits Times                   09/04/96      29,000            167,650        5.78         158,862         0.62
    Public Bank Berhad (F)              12/13/96     169,000            358,008        2.12         336,981         1.33
    Telekom Malaysia Berhad             08/20/96      15,000            133,637        8.90         136,263         0.50
                                                                       --------                                     ----
                                                                       $757,603                                     2.81%
                                                                       ========                                     ====

7.   Capital Loss Carryforward

     At December 31, 1996, the Fund had available for Federal income tax purposes unused capital losses of $84,636 expiring in 2004.

     Under current tax law, net short-term capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1996, the Fund elected to defer net short-term capital losses of $14,382 occurring between November 1, 1995, and December 31, 1996.

     Such deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 1997.

To the Board of Trustees and the Shareholders of The Montgomery Funds III:

     We have audited the accompanying statement of assets and liabilities, including the portfolio investments, of the Montgomery Variable Series:
     Emerging Markets Fund (the "Fund") as of December 31, 1996, and the related statement of operations, statement of changes in net assets and the financial highlights for the period February 2, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management, Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards, Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the period February 2, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.

Deloitte & Touche, LLP.

San Francisco, California
January 31, 1997